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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07613


                      	Pioneer Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

            Pioneer Fund
            Schedule of Investments  3/31/06 (unaudited)

 Shares                                                               Value
            COMMON STOCKS - 99.8 %
            Energy - 7.4 %
            Integrated Oil & Gas - 5.7 %
2,684,691   Chevron Corp.                                           155,631,537
1,348,916   ConocoPhillips                                           85,184,045
1,653,850   Exxon Mobil Corp.                                       100,653,311
 899,700    Occidental Petroleum Corp.                               83,357,205
                                                                    424,826,098
            Oil & Gas Equipment & Services - 0.4 %
 644,400    Weatherford Intl, Inc. *                                 29,481,300
            Oil & Gas Exploration & Production - 1.3 %
 675,502    Apache Corp.                                             44,252,136
1,279,100   Pioneer Natural Resources Co. (b)                        56,600,175
                                                                    100,852,311
            Total Energy                                            555,159,709
            Materials - 6.0 %
            Aluminum - 0.5 %
1,106,824   Alcoa, Inc.                                              33,824,541
            Diversified Chemical - 0.8 %
 542,774    E.I. du Pont de Nemours and Co.                          22,910,491
1,000,000   Dow Chemical Co.                                         40,600,000
                                                                     63,510,491
            Diversified Metals & Mining - 3.6 %
1,493,900   Inco, Ltd.  (b)                                          74,530,671
3,800,000   Rio Tinto Plc                                           193,067,276
                                                                    267,597,947
            Industrial Gases - 0.7 %
 507,700    Air Products & Chemicals, Inc.                           34,112,363
 300,000    Praxair, Inc.                                            16,545,000
                                                                     50,657,363
            Specialty Chemicals - 0.4 %
 787,300    Ecolab, Inc.                                             30,074,860
            Total Materials                                         445,665,202
            Capital Goods - 9.0 %
            Aerospace & Defense - 2.5 %
1,254,200   General Dynamics Corp.                                   80,243,716
 100,000    Lockheed Martin Corp. * (b)                               7,513,000
1,669,200   United Technologies Corp.                                96,763,524
                                                                    184,520,240
            Building Products - 0.0 %
 114,500    Masco Corp.                                               3,720,105
            Construction & Farm Machinery & Heavy Trucks - 4.1 %
1,417,500   Caterpillar, Inc.                                       101,790,675
1,343,200   Deere & Co.                                             106,179,960
1,365,000   PACCAR, Inc.                                             96,205,200
                                                                    304,175,835
            Electrical Component & Equipment - 1.1 %
 560,300    Emerson Electric Co.                                     46,857,889
 454,100    Rockwell International Corp.                             32,654,331
                                                                     79,512,220
            Industrial Conglomerates - 1.0 %
2,032,300   General Electric Co.                                     70,683,394
 115,200    3M Co.                                                    8,719,488
                                                                     79,402,882
            Industrial Machinery - 0.3 %
 253,300    Parker Hannifin Corp.                                    20,418,513
            Total Capital Goods                                     671,749,795
            Transportation - 4.1 %
            Airlines - 0.6 %
2,338,600   Southwest Airlines Co. (b)                               42,071,414
            Railroads - 3.5 %
1,066,500   Burlington Northern, Inc.                                88,871,445
3,243,600   Norfolk Southern Corp.                                  175,381,452
                                                                    264,252,897
            Total Transportation                                    306,324,311
            Automobiles & Components - 2.3 %
            Auto Parts & Equipment - 1.3 %
1,286,000   Johnson Controls, Inc.                                   97,645,980
            Automobile Manufacturers - 1.0 %
9,000,000   Ford Motor Corp. (b)                                     71,640,000
            Total Automobiles & Components                          169,285,980
            Consumer Durables & Apparel - 0.3 %
            Apparel, Accessories & Luxury Goods - 0.3 %
 503,800    Liz Claiborne, Inc. (b)                                  20,645,724
            Total Consumer Durables & Apparel                        20,645,724
            Consumer Services - 0.1 %
            Restaurants - 0.1 %
 109,600    Yum Brands, Inc.                                          5,355,056
            Total Consumer Services                                   5,355,056
            Media - 6.5 %
            Advertising - 1.0 %
 893,400    Omnicom Group                                            74,375,550
            Movies & Entertainment - 0.4 %
1,079,200   The Walt Disney Co. *                                    30,098,888
            Publishing - 5.1 %
 998,000    Gannett Co. (b)                                          59,800,160
3,494,400   John Wiley & Sons, Inc.                                 132,263,040
3,221,800   McGraw-Hill Co., Inc.                                   185,640,116
                                                                    377,703,316
            Total Media                                             482,177,754
            Retailing - 5.1 %
            Computer & Electronics Retail - 0.2 %
 255,053    GameStop Corp. (Class B) *                               11,048,896
            Department Stores - 1.2 %
 722,722    Federated Department Stores, Inc.                        52,758,706
 961,200    Nordstrom, Inc.  (b)                                     37,659,816
                                                                     90,418,522
            General Merchandise Stores - 1.9 %
2,725,900   Target Corp.                                            141,774,059
            Home Improvement Retail - 1.1 %
 388,200    Home Depot, Inc.                                         16,420,860
1,007,600   Lowe's Companies, Inc.                                   64,929,744
                                                                     81,350,604
            Specialty Stores - 0.7 %
 600,300    Barnes & Noble, Inc.                                     27,763,875
1,000,000   Staples Inc. *                                           25,520,000
                                                                     53,283,875
            Total Retailing                                         377,875,956
            Food & Drug Retailing - 3.1 %
            Drug Retail - 2.1 %
1,213,800   CVS Corp.                                                36,256,206
2,854,500   Walgreen Co.                                            123,114,585
                                                                    159,370,791
            Food Distributors - 0.8 %
1,732,400   Sysco Corp. (b)                                          55,523,420
            Hypermarkets & Supercenters - 0.2 %
 300,000    Costco Wholesale Corp.                                   16,248,000
            Total Food & Drug Retailing                             231,142,211
            Food, Beverage & Tobacco - 4.8 %
            Packaged Foods & Meats - 3.5 %
1,716,000   Campbell Soup Co.                                        55,598,400
 910,600    General Mills, Inc.                                      46,149,208
1,506,750   H.J. Heinz Co., Inc.  (b)                                57,135,960
1,200,000   Hershey Foods Corp.                                      62,676,000
 276,500    Kellogg Co.                                              12,177,060
1,558,900   Sara Lee Corp.                                           27,873,132
                                                                    261,609,760
            Soft Drinks - 1.3 %
1,648,890   PepsiCo, Inc.                                            95,289,353
            Total Food, Beverage & Tobacco                          356,899,113
            Household & Personal Products - 1.6 %
            Household Products - 1.3 %
1,434,200   Colgate-Palmolive Co.                                    81,892,820
 303,300    Clorox Co. (b)                                           18,152,505
                                                                    100,045,325
            Personal Products - 0.3 %
 581,300    Estee Lauder Co. *                                       21,618,547
            Total Household & Personal Products                     121,663,872
            Health Care Equipment & Services - 4.2 %
            Health Care Equipment - 4.2 %
 952,600    C. R. Bard, Inc.                                         64,595,806
1,540,300   Becton, Dickinson & Co. (b)                              94,851,674
1,000,000   Biomet, Inc. (b)                                         35,520,000
 573,100    Medtronic, Inc.                                          29,084,825
 912,100    St. Jude Medical, Inc. *                                 37,396,100
 483,800    Stryker Corp. *                                          21,451,692
 500,000    Zimmer Holdings, Inc. *                                  33,800,000
                                                                    316,700,097
            Total Health Care Equipment & Services                  316,700,097
            Pharmaceuticals & Biotechnology - 9.0 %
            Biotechnology - 0.2 %
 242,548    Amgen, Inc. * (b)                                        17,645,367
            Pharmaceuticals - 8.8 %
1,599,700   Abbott Laboratories                                      67,939,259
1,906,200   Bristol-Myers Squibb Co.                                 46,911,582
1,103,000   Barr Laboratorie, Inc. *                                 69,466,940
1,829,500   Johnson & Johnson                                       108,342,990
1,099,300   Eli Lilly & Co.                                          60,791,290
1,464,400   Merck & Co., Inc.                                        51,590,812
1,100,000   Novartis AG (A.D.R.) *                                   60,984,000
1,500,000   Pfizer, Inc.                                             37,380,000
 389,800    Roche Holdings AG *                                      58,059,456
3,792,800   Schering-Plough Corp.                                    72,025,272
 550,000    Teva Pharmaceutical Industries, Ltd.                     22,649,000
                                                                    656,140,601
            Total Pharmaceuticals & Biotechnology                   673,785,968
            Banks - 8.7 %
            Diversified Banks - 3.5 %
1,366,876   Bank of America Corp.                                    62,247,533
2,480,307   U.S. Bancorp                                             75,649,364
 838,828    Wachovia Corp.                                           47,016,309
1,227,700   Wells Fargo  & Co.                                       78,413,199
                                                                    263,326,405
            Regional Banks - 3.7 %
 400,300    Compass Bancshares Inc                                   20,259,183
 915,700    First Horizon National Corp. (b)                         38,138,905
2,864,648   National City Corp.                                      99,976,215
1,155,300   SunTrust Banks, Inc.                                     84,059,628
 439,500    Zions Bancorporation                                     36,359,835
                                                                    278,793,766
            Thrifts & Mortgage Finance - 1.5 %
 500,000    Golden West Financial Corp.                              33,950,000
1,768,460   Washington Mutual, Inc.                                  75,371,765
                                                                    109,321,765
            Total Banks                                             651,441,936
            Diversified Financials - 6.4 %
            Asset Management & Custody Banks - 4.0 %
 932,500    Federated Investors, Inc. *                              36,414,125
1,613,600   State Street Corp.  (b)                                  97,509,848
2,100,700   T. Rowe Price Associates, Inc.                          164,295,747
                                                                    298,219,720
            Consumer Finance - 0.8 %
1,150,000   American Express Co.                                     60,432,500
            Investment Banking & Brokerage - 1.1 %
1,068,700   Merrill Lynch & Co., Inc.  (b)                           84,170,812
            Diversified Financial Services - 0.5 %
 688,866    Citigroup, Inc.                                          32,535,141
            Total Diversified Financials                            475,358,173
            Insurance - 2.5 %
            Multi-Line Insurance - 0.2 %
 201,100    Hartford Financial Services Group, Inc.                  16,198,605
            Property & Casualty Insurance - 2.3 %
 601,200    Axis Capital Holdings, Ltd.                              17,975,880
1,174,200   Chubb Corp.                                             112,065,648
 760,900    Safeco Corp.                                             38,204,789
                                                                    168,246,317
            Total Insurance                                         184,444,922
            Software & Services - 3.3 %
            Application Software - 0.8 %
1,740,400   Adobe Systems, Inc. *                                    60,774,768
            Data Processing & Outsourced Services - 1.5 %
1,159,200   Automatic Data Processing, Inc.                          52,952,256
 552,800    DST Systems, Inc. * (b)                                  32,029,232
 551,250    Fiserv, Inc. *                                           23,455,688
                                                                    108,437,176
            Systems Software - 1.0 %
2,886,400   Microsoft Corp.                                          78,538,944
            Total Software & Services                               247,750,888
            Technology Hardware & Equipment - 6.9 %
            Communications Equipment - 3.1 %
2,000,000   Cisco Systems, Inc. *                                    43,340,000
4,458,561   Motorola, Inc.                                          102,145,633
3,978,600   Nokia Corp. (A.D.R.) (b)                                 82,436,592
                                                                    227,922,225
            Computer Hardware - 2.6 %
1,697,400   Dell, Inc. *                                             50,514,624
2,726,211   Hewlett-Packard Co.                                      89,692,342
10,058,400  Sun Microsystems, Inc. *                                 51,599,592
                                                                    191,806,558
            Computer Storage & Peripherals - 0.1 %
 820,500    EMC Corp. *                                              11,183,415
   2,400    Seagate Technology
                                                                     11,183,415
            Office Electronics - 1.1 %
1,243,900   Canon, Inc. (A.D.R.)                                     82,159,595
            Total Technology Hardware & Equipment                   513,071,793
            Semiconductors - 2.8 %
            Semiconductor Equipment - 0.3 %
1,396,500   Applied Materials, Inc.                                  24,452,715
            Semiconductors - 2.5 %
 493,435    Freescale Semiconductor, Inc. (Class B) *                13,702,690
3,311,300   Intel Corp.                                              64,073,655
3,253,500   Texas Instruments, Inc.                                 105,641,145
                                                                    183,417,490
            Total Semiconductors                                    207,870,205
            Telecommunication Services - 4.1 %
            Integrated Telecommunication Services - 3.7 %
3,066,100   BellSouth Corp.                                         106,240,365
 200,000    Century Telephone Enterprises, Inc.                       7,824,000
4,561,283   AT&T Corp.                                              123,337,092
1,026,306   Verizon Communications, Inc.                             34,955,982
                                                                    272,357,439
            Wireless Telecommunication Services - 0.4 %
 511,748    Alltel Corp.                                             33,135,683
            Total Telecommunication Services                        305,493,122
            Utilities - 1.8 %
            Electric Utilities - 0.7 %
 211,150    Exelon Corp.  (b)                                        11,169,835
1,212,400   Southern Co. (b)                                         39,730,348
                                                                     50,900,183
            Multi-Utilities - 1.1 %
 754,100    Consolidated Edison, Inc.                                32,803,350
1,061,600   KeySpan Energy Corp. (b)                                 43,387,592
 206,200    PG&E Corp.                                                8,021,180
                                                                     84,212,122
            Total Utilities                                         135,112,305
            TOTAL COMMON STOCKS
            (Cost   $4,349,034,161)                               7,454,974,092

            TEMPORARY CASH INVESTMENT - 5.4 %
            Security Lending Collateral - 5.4%
405,239,685 Security Lending Investment Fund, 4.67%                 405,239,685
            TOTAL TEMPORARY CASH INVESTMENT
            (Cost   $405,239,685)                                   405,239,685

            TOTAL INVESTMENT IN SECURITIES - 105.2%
            (Cost   $4,754,273,846)                               7,860,213,777

            OTHER ASSETS AND LIABILITIES - (5.2)%                 (391,850,084)

            TOTAL NET ASSETS - 100.0%                             7,468,363,693

    (a) At March 31, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $4,754,273,846 was as follows:

            Aggregate gross unrealized gain for all investments in which
            there is an excess of value over tax cost             3,242,191,733

            Aggregate gross unrealized loss for all investments in which
            there is an excess of tax cost over value             (136,251,802)

            Net unrealized gain                                   3,105,939,931

    (b)     At March 31, 2006, the following securities were out on loan:

 Shares                          Description                          Value
  95,700    Amgen, Inc. *                                             6,962,175
  92,700    Becton, Dickinson & Co.                                   5,708,466
  80,200    Biomet, Inc.                                              2,848,704
 183,700    Clorox Co.                                               10,994,445
 424,000    DST Systems, Inc. *                                      24,566,560
 156,800    Exelon Corp.                                              8,294,720
 765,300    First Horizon National Corp.                             31,874,745
2,018,800   Ford Motor Corp.                                         16,069,648
 243,700    Gannett Co.                                              14,602,564
   9,900    H.J. Heinz Co., Inc.                                        375,408
 348,900    Inco, Ltd.                                               17,406,621
 266,100    KeySpan Energy Corp.                                     10,875,507
 150,000    Liz Claiborne, Inc.                                       6,147,000
  25,000    Lockheed Martin Corp. *                                   1,878,250
 961,830    Merrill Lynch & Co., Inc.                                75,753,731
3,349,800   Nokia Corp. (A.D.R.)                                     69,407,856
 853,900    Nordstrom, Inc.                                          33,455,802
 157,100    Pioneer Natural Resources Co.                             6,951,675
 391,000    Southern Co.                                             12,813,070
 790,000    Southwest Airlines Co.                                   14,212,100
  56,000    State Street Corp.                                        3,384,080
 497,000    Sysco Corp.                                              15,928,850
                                                                    390,511,977



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date May 26, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date May 26, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date May 26, 2006

* Print the name and title of each signing officer under his or her signature.